Consolidated Statements of Operations - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 401	$ 643	$ 724
Expenses
Research and development expenses	15,298	18,347	14,234
Administration expenses	17,866	31,928	32,619
Gain on foreign exchange	(2,964)	(1,397)	(35)
Finance costs (note 21)	1,078	6,330	2,899
Loss (gain) on extinguishment of liabilities (note 16)	212	(75)	(79)
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(1,648)	(9,886)	(850)
Impairment losses (note 23)		341	1,087
Loss from continuing operations before income taxes	(29,441)	(44,945)	(49,230)
Current income tax	(811)		(144)
Deferred income tax	286	118	(65)
Income tax expense (recovery) from continuing operations (note 24)	(525)	118	(209)
Net loss from continuing operations	(28,916)	(45,063)	(49,021)
Discontinued operations
Gain (loss) on sale of discontinued operations, net of income taxes $nil (note 6)	(600)	140,403	3,380
Income (loss) from discontinued operations, net of taxes (note 6)	30,138	(83,127)	(73,116)
Total income (loss) from discontinued operations	29,538	57,276	(69,736)
Net income (loss)	622	12,213	(118,757)
Net income (loss) attributable to:
Non-controlling interests in continuing operations (note 18)	122	(669)	(832)
Owners of the parent
- Continuing operations	(29,038)	(44,394)	(48,189)
Net income (loss) from discontinued operations during the year	29,538	57,276	(69,736)
Total Net loss attributable to owners of the parent from continuing and discontinued operations	500	12,882	(117,925)
Net income (loss)	$ 622	$ 12,213	$ (118,757)
Income (loss) per share attributable to the owners of the parent basic and diluted:
From continuing operations	$ (9.36)	$ (14.72)	$ (19.72)
From discontinued operations	9.52	18.99	(28.53)
Total income per share	$ 0.16	$ 4.27	$ (48.25)
Weighted average number of outstanding shares (in thousands)	3,104	3,016	2,444